UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina  27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  919-969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina            5/14/04
 ------------------   -------------------------------     ----------------
     [Signature]              [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      71

Form 13F Information Table Value Total: $1,167,961
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE

                           FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN 2           COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6 COLUMN 7     COLUMN 8

                                 TITLE                            VALUE     SHRS OR   SH/  PUT/  INVEST   OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS            CUSIP       (X1000)    PRN AMT   PRN  CALL  DISCRET  MGRS    SOLE  SHARED  NONE
--------------                   --------          ---------     -------  ----------  ---  ----  -------  ------  ----  ------  ----

ADVANCED MICRO DEVICES INC       DBCV 4.750% 2/0   007903AE7     $14,302  13,500,000  PRN         SOLE     NONE   SOLE
ALPHARMA INC                     NOTE 3.000% 6/0   020813AD3     $24,350  20,000,000  PRN         SOLE     NONE   SOLE
ALPHARMA INC                     NOTE 5.750% 4/0   020813AB7     $15,150  15,000,000  PRN         SOLE     NONE   SOLE
AMERICAN TOWER CORP              CLA A             029912201         $61       5,400  SH          SOLE     NONE   SOLE
AMGEN INC                        COM               031162100      $1,396      24,000  SH          SOLE     NONE   SOLE
AMR CORP                         NOTE 4.500% 2/1   001765BB1      $1,777   2,000,000  PRN         SOLE     NONE   SOLE
AMYLIN PHARMACEUTICALS INC       COM               032346108        $869      36,693  SH          SOLE     NONE   SOLE
ARRIS GROUP INC                  NOTE 4.500% 3/1   04269QAB6      $5,714   2,970,000  PRN         SOLE     NONE   SOLE
ARROW ELECTRS INC                DBCV 2/2          042735AY6     $33,100  62,300,000  PRN         SOLE     NONE   SOLE
CELGENE CORP                     NOTE 1.750%6/0    151020AC8     $28,210  23,500,000  PRN         SOLE     NONE   SOLE
CEPHALON INC                     NOTE 2.500%12/1   156708AE9     $26,344  26,575,000  PRN         SOLE     NONE   SOLE
COMCAST HOLDINGS CORP            ZONES CV2% PCS    200300507    $101,857   2,530,600  SH          SOLE     NONE   SOLE
COMPUTER ASSOC INTL INC          NOTE 1.625%12/1   204912AQ2     $22,661  15,000,000  PRN         SOLE     NONE   SOLE
COMTECH TELECOMMUNICATIONS C     COM               205826209        $501      21,600  SH          SOLE     NONE   SOLE
CSX CORP                         DBCV 10/3         126408GA5     $18,819  22,500,000  PRN         SOLE     NONE   SOLE
DDI CORP                         COM PAR $.001     233162304      $3,162     306,700  SH          SOLE     NONE   SOLE
EXPRESSJET HOLDINGS INC          NOTE 4.250%8/0    30218UAB4      $5,118   5,000,000  PRN         SOLE     NONE   SOLE
FAIRCHILD SEMICONDUCTOR INTL     NOTE 5.000%11/0   303727AJ0      $3,248   3,000,000  PRN         SOLE     NONE   SOLE
FISHER SCIENTIFIC INTL INC       COM               338032204      $2,064      37,500  SH          SOLE     NONE   SOLE
FRANKLIN RES INC                 NOTE  5/1         354613AC5     $27,434  42,500,000  PRN         SOLE     NONE   SOLE
GENERAL MTRS CORP                DEB SR CONV B     370442733     $16,575     650,000  SH          SOLE     NONE   SOLE
GLOBAL CROSSING LTD              SHS               G3921A175        $430      21,475  SH          SOLE     NONE   SOLE
HANOVER COMPRESSOR               NOTE 4.750%1/1    410768AE5      $8,261   7,000,000  PRN         SOLE     NONE   SOLE
HCC INS HLDGS INC                NOTE 1.300% 4/0   404132AB8      $6,024   5,500,000  PRN         SOLE     NONE   SOLE
HOST MARRIOTT CORP NEW           COM               44107P104        $782      61,200  SH          SOLE     NONE   SOLE
ICOS CORP                        NOTE 2.000% 7/0   449295AB0     $19,336  20,500,000  PRN         SOLE     NONE   SOLE
INCYTE CORP                      NOTE 5.500% 2/0   45337CAC6      $2,517   2,500,000  PRN         SOLE     NONE   SOLE
INTEGRA LIFESCIENCES HLDGS C     NOTE 2.500% 3/1   457985AB5      $9,245   8,000,000  PRN         SOLE     NONE   SOLE
INTL PAPER CO                    DBCV 6/2          460146BM4     $14,022  25,098,000  PRN         SOLE     NONE   SOLE
INTERNATIONAL RECTIFIER CORP     NOTE 4.250% 7/1   460254AE5      $7,571   7,500,000  PRN         SOLE     NONE   SOLE
INVITROGEN CORP                  NOTE 2.250%12/1   46185RAD2      $6,499   6,000,000  PRN         SOLE     NONE   SOLE
ISIS PHARMACEUTICALS INC DEL     NOTE 5.500% 5/0   464337AC8      $8,594   9,143,000  PRN         SOLE     NONE   SOLE
JDS UNIPHASE CORP                NOTE  11/1        46612JAB7     $16,125  15,000,000  PRN         SOLE     NONE   SOLE
KERR MCGEE CORP                  SDCV 5.250% 2/1   492386AP2     $17,275  16,000,000  PRN         SOLE     NONE   SOLE
LEAR CORP                        NOTE 2/2          521865AG0     $18,669  35,000,000  PRN         SOLE     NONE   SOLE
LEHMAN BROTHERS HLDG INC         FRNT  4/0         524908EC0     $10,001  10,000,000  PRN         SOLE     NONE   SOLE
LEVEL 3 COMMUNICATIONS INC       NOTE 6.000% 3/1   52729NAS9      $1,230   2,050,000  PRN         SOLE     NONE   SOLE
LIBERTY MEDIACORP NEW            DEB .0750% 3/3    530718AF2     $73,775  65,000,000  PRN         SOLE     NONE   SOLE
LOCKHEED MARTIN CORP             DBCV  8/1         539830AP4     $27,585  27,500,000  PRN         SOLE     NONE   SOLE
LUCENT TECHNOLOGIES INC          COM               549463107         $86      21,000  SH          SOLE     NONE   SOLE
MASCO CORP                       NOTE  7/2         574599AW6     $40,953  87,600,000  PRN         SOLE     NONE   SOLE
MEDTRONIC INC                    DBCV 1.250% 9/1   585055AB2     $13,452  13,000,000  PRN         SOLE     NONE   SOLE
MERRILL LYNCH & CO INC           COM               590188108        $893      15,000  SH          SOLE     NONE   SOLE
MERRILL LYNCH & CO INC           COM               590188108         $11       2,400  SH   PUT    SOLE     NONE   SOLE
MERRILL LYNCH & CO INC           FRNT 3/1          590188A73      $1,764   1,688,000  PRN         SOLE     NONE   SOLE
NEWS AMER INC                    NOTE 2/2          652482AZ3     $32,841  56,798,000  PRN         SOLE     NONE   SOLE
NEXTEL COMMUNICATIONS INC        NOTE 5.250% 1/1   65332VAY9     $17,156  17,000,000  PRN         SOLE     NONE   SOLE
OMNICOM GROUP INC                NOTE  7/3         681919AM8     $48,089  47,500,000  PRN         SOLE     NONE   SOLE
OMNICOM GROUP INC                NOTE  2/0         681919AK2    $100,850 100,000,000  PRN         SOLE     NONE   SOLE
OSI PHARMACEUTICALS INC          NOTE 4.000% 2/0   671040AB9     $14,229  13,000,000  PRN         SOLE     NONE   SOLE
PRIMUS TELECOMMUNICATIONS GR     MTG 3.750% 9/1    741929AN3    $113,967   9,000,000  PRN         SOLE     NONE   SOLE
PROTEIN DESIGN LABS INC          NOTE 2.750% 8/1   74369LAD5      $3,535   2,500,000  PRN         SOLE     NONE   SOLE
PROVIDIAN FINL CORP              NOTE 2/1          74406AAB8     $30,000  60,000,000  PRN         SOLE     NONE   SOLE
QLT INC                          NOTE 3.000% 9/1   746927AB8      $1,670   1,000,000  PRN         SOLE     NONE   SOLE
RADIAN GROUP INC                 DBCV 2.250% 1/0   750236AF8     $10,183  10,000,000  PRN         SOLE     NONE   SOLE
ROYAL CARIBBEAN CRUISES LTD      NOTE  2/0         780153AK8      $9,529  17,500,000  PRN         SOLE     NONE   SOLE
SPX CORP                         NOTE  2/0         784635AD6      $4,829   7,500,000  PRN         SOLE     NONE   SOLE
STARWOOD HOTELS 3& RESORTS WRLD  NOTE 3.500%5/1    85590AAJ3     $18,163  17,000,000  PRN         SOLE     NONE   SOLE
SUPERVALU INC                    NOTE  11/0        868536AP8      $6,854  20,000,000  PRN         SOLE     NONE   SOLE
TECH DATA CORP                   SDCV 2.000%12/1   878237AC0     $17,340  17,000,000  PRN         SOLE     NONE   SOLE
TJX COS INC NEW                  NOTE  2/1         872540AL3     $24,719  28,058,000  PRN         SOLE     NONE   SOLE
TRIARC COS INC                   NOTE 5.000%5/1    895927AD3      $3,120   3,025,000  PRN         SOLE     NONE   SOLE
TXU CORP                         COM               873168108      $2,235      78,000  SH          SOLE     NONE   SOLE
UNITED RENTALS INC               COM               911363109        $254      15,000  SH          SOLE     NONE   SOLE
UNITED STATES CELLULAR CORP      NOTE  6/1         911684AA6      $8,089  15,500,000  PRN         SOLE     NONE   SOLE
VERITAS DGC INC                  FRNT  3/1         92343PAD9      $5,813   5,000,000  PRN         SOLE     NONE   SOLE
VERTEX PHARMACEUTICALS INC       NOTE 5.000%9/1    92532FAD2      $3,083   3,250,000  PRN         SOLE     NONE   SOLE
VIROPHARMA INC                   NOTE 6.000%3/0    928241AC2      $2,000   2,500,000  PRN         SOLE     NONE   SOLE
WEATHERFORD INTL INC             DBCV  6/3         947074AB6      $5,405   8,500,000  PRN         SOLE     NONE   SOLE
XCEL ENERGY INC                  NOTE 7.500%11/2   98389BAB6     $12,680   8,000,000  PRN         SOLE     NONE   SOLE
YAHOO INC                        FRNT  4/0         984332AB2     $13,516  10,000,000  PRN         SOLE     NONE   SOLE

                                               TOTAL VALUE:  $1,167,961




04098.0001 #485652